Operating Loss (Tables)	12 Months Ended
Dec. 31, 2018
Operating Loss
Schedule of operating loss
	Year Ended December 31,
	2018 $’000	2017 $’000	2016 $’000
License fee	1,041	662	561
Depreciation	16	13	11
Foreign exchange (gain)/losses	(296)	45	215

	761	720	788